UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478
Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2016 – February 28, 2017
Item 1: Reports to Shareholders

Vanguard® CMT Funds

February 28, 2017

Vanguard® Market Liquidity Fund

Vanguard® Municipal Cash Management Fund

		August 31, 2016- February 28, 2017

	Vanguard	Peer Group	7-Day SEC
	Fund	Average[1]	Yield[2]:
Vanguard CMT Funds			2/28/2017
Total Returns
Market Liquidity	0.37%	0.24%	0.86%
Municipal Cash Management	0.32	0.15	0.63

1 Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money Market Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a Thomson Reuters Company.

2The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

Expense Ratios[1]: Your Fund compared with its Peer Group
	Fund	Peer Group
	Expense	Average[2]
Vanguard CMT Funds	Ratio

Market Liquidity	0.005%	0.27%
Municipal Cash Management	0.01	0.14

1 The expense ratios shown are from the prospectuses dated December 23, 2016 and represent estimated costs for the current fiscal year. The annualized expense ratios for six months ended February 28, 2017 were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc., a Thomson Reuters Company, and captures information through year-end 2016.

2 Peer Groups: Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money Market Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a Thomson Reuters Company.

FUND PROFILES

As of 2/28/2017

These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND

Financial Attributes

7-Day SEC Yield	0.86%
Average Weighted Maturity	30 days

Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	39.8%
Commercial Paper	26.3
Repurchase Agreements	14.6
U.S. Government and Agency Obligations	15.1
Taxable Municipal Bonds	0.7
Tax-Exempt Municipal Bonds	2.6
Corporate Bonds	0.2
Other Notes	0.7

1The expense ratio shown is from the prospectus dated December 23, 2016, and represents estimated costs for the current fiscal year. The annualized expense ratio for the six months ended February 28, 2017 was 0.005%.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes

7-Day SEC Yield	0.63%

Average Weighted Maturity	12 days

Expense Ratio[1]	0.01%

Largest State Concentrations[2]
New York	20.7%
Illinois	8.6
Pennsylvania	7.7
Ohio	6.9
Texas	5.6
Multiple States	4.6
Massachusetts	3.5
Florida	3.5
Wisconsin	3.0
Mississippi	2.9
Top Ten	67.0%

1The expense ratio shown is from the prospectus dated December 23, 2016, and represents estimated costs for the current fiscal year. The annualized expense ratio for the six months ended February 28, 2017 was 0.01%.

2Percentages of total net assets

Performance Summary

Average Annual Total Returns for periods ended December 31, 2016

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Years	Ten Years

Market Liquidity	7/19/2004	0.59%	0.23%	0.99%
Municipal Cash Management	7/19/2004	0.40	0.15	0.72

Market Liquidity Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (15.2%)
2	Federal Home Loan Bank Discount Notes	0.450%	3/1/17	100,000	99,999
2	Federal Home Loan Bank Discount Notes	0.530%	3/16/17	19,210	19,206
2	Federal Home Loan Bank Discount Notes	0.536%	4/12/17	836,500	835,981
2	Federal Home Loan Bank Discount Notes	0.535%	4/17/17	240,000	239,832
2	Federal Home Loan Bank Discount Notes	0.529%	4/21/17	486,375	486,005
	United States Treasury Bill	0.400%–0.420%	3/2/17	180,000	179,998
	United States Treasury Bill	0.496%	4/13/17	694,345	693,949
	United States Treasury Bill	0.471%	4/20/17	426,994	426,699
	United States Treasury Bill	0.476%	4/27/17	661,714	661,185
	United States Treasury Bill	0.501%	5/4/17	750,000	749,318
	United States Treasury Bill	0.537%	5/11/17	500,000	499,485
	United States Treasury Bill	0.606%	5/25/17	1,500,000	1,498,065
	United States Treasury Bill	0.617%	6/8/17	500,000	499,285
3	United States Treasury Floating Rate Note	0.686%	10/31/18	500,000	500,505
Total U.S. Government and Agency Obligations (Cost $7,388,716)					7,389,512
Commercial Paper (26.5%)
Bank Holding Company (0.1%)
4	ABN Amro Funding USA LLC	1.154%	5/18/17	19,000	18,952
4	ABN Amro Funding USA LLC	1.155%	5/22/17	54,000	53,871
					72,823
Finance—Auto (1.3%)
	American Honda Finance Corp.	0.932%	4/25/17	176,500	176,228
	American Honda Finance Corp.	0.973%	5/4/17	56,750	56,644
4	BMW US Capital LLC	0.913%	6/28/17	11,000	10,962
	Toyota Motor Credit Corp.	1.004%	3/2/17	44,750	44,748
	Toyota Motor Credit Corp.	1.046%	5/8/17	38,300	38,232
	Toyota Motor Credit Corp.	1.024%	6/27/17	47,000	46,828
3	Toyota Motor Credit Corp.	1.210%	8/25/17	39,750	39,773
3	Toyota Motor Credit Corp.	1.191%	9/14/17	81,000	81,052
3	Toyota Motor Credit Corp.	1.190%	9/15/17	68,000	68,044

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Toyota Motor Credit Corp.	1.171%	10/6/17	29,750	29,762
3	Toyota Motor Credit Corp.	1.171%	10/10/17	22,250	22,260
					614,533
Foreign Banks (13.6%)
[3,4] Australia & New Zealand Banking Group Ltd.		1.347%	3/6/17	204,000	204,008
4	Australia & New Zealand Banking Group Ltd.	1.167%	3/20/17	76,750	76,699
4	Australia & New Zealand Banking Group Ltd.	1.167%	3/21/17	75,000	74,948
4	Australia & New Zealand Banking Group Ltd.	1.157%	3/23/17	184,400	184,315
[3,4] Bank of Nova Scotia		1.167%	7/6/17	150,000	150,004
[3,4] Bank of Nova Scotia		1.148%	7/26/17	150,000	149,997
[3,4] Commonwealth Bank of Australia		1.382%	3/17/17	200,000	200,032
[3,4] Commonwealth Bank of Australia		1.429%	6/21/17	92,000	92,103
[3,4] Commonwealth Bank of Australia		1.401%	6/30/17	131,500	131,646
[3,4] Commonwealth Bank of Australia		1.335%	8/3/17	105,750	105,790
[3,4] Commonwealth Bank of Australia		1.461%	9/25/17	64,500	64,623
[3,4] Commonwealth Bank of Australia		1.297%	1/5/18	24,000	24,030
[3,4] Commonwealth Bank of Australia		1.292%	1/12/18	151,000	151,183
[3,4] Commonwealth Bank of Australia		1.250%	1/25/18	100,000	100,075
[3,4] Commonwealth Bank of Australia		0.000%	2/26/18	186,500	186,500
	Credit Agricole Corporate & Investment Bank
	(New York Branch)	0.570%	3/1/17	930,000	929,981
4	Danske Corp.	1.043%	4/21/17	246,000	245,692
4	Danske Corp.	1.114%	6/14/17	209,500	208,807
4	Danske Corp.	1.084%	6/16/17	80,750	80,485
4	Danske Corp.	1.084%	6/19/17	9,000	8,970
4	Danske Corp.	1.115%–1.125%	7/5/17	40,660	40,491
4	DNB Bank ASA	1.064%	5/19/17	200,000	199,496
	ING US Funding LLC	1.094%	5/17/17	150,000	149,666
	ING US Funding LLC	1.124%	5/24/17	150,000	149,636
	Lloyds Bank plc	0.983%	5/26/17	31,500	31,424
[3,4] National Australia Bank Ltd.		1.372%	4/10/17	109,500	109,539
[3,4] National Australia Bank Ltd.		1.207%	8/4/17	78,250	78,284
[3,4] National Australia Bank Ltd.		1.225%	9/8/17	150,000	150,106
	Natixis (New York Branch)	0.670%	3/2/17	65,000	64,998
4	Nordea Bank AB	1.207%	3/16/17	250,000	249,900
4	Nordea Bank AB	1.013%	5/1/17	102,000	101,808
4	Nordea Bank AB	1.192%	7/24/17	225,000	223,911
4	Societe Generale SA	0.635%–0.650%	3/1/17	290,215	290,209
4	Societe Generale SA	0.640%	3/3/17	159,000	158,989
4	Svenska Handelsbanken AB	1.207%	3/16/17	100,000	99,964
	Swedbank AB	1.002%	6/14/17	15,800	15,753
	Swedbank AB	1.003%	6/16/17	63,300	63,116
	Swedbank AB	1.008%	6/22/17	15,900	15,850
[3,4] Westpac Banking Corp.		1.373%	3/9/17	80,000	80,007
4	Westpac Banking Corp.	0.902%	3/10/17	56,600	56,588
[3,4] Westpac Banking Corp.		1.178%	4/27/17	200,000	200,056
[3,4] Westpac Banking Corp.		1.318%	5/26/17	82,750	82,803
[3,4] Westpac Banking Corp.		1.169%	7/19/17	200,000	200,082
4	Westpac Banking Corp.	1.147%	8/23/17	80,000	79,545
4	Westpac Banking Corp.	1.259%	8/30/17	95,000	94,390
[3,4] Westpac Banking Corp.		1.291%	12/14/17	200,000	200,238

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[3,4] Westpac Banking Corp.		1.295%	1/8/18	50,000	50,052
					6,606,789
Foreign Governments (3.5%)
4	CDP Financial Inc.	1.146%	3/7/17	17,000	16,997
4	CDP Financial Inc.	1.197%–1.238%	3/17/17	30,000	29,987
4	CDP Financial Inc.	1.207%	3/30/17	15,000	14,988
4	CDP Financial Inc.	1.217%–1.228%	4/3/17	39,000	38,964
4	CDP Financial Inc.	1.156%	4/20/17	8,000	7,987
4	CDP Financial Inc.	1.309%	7/12/17	25,000	24,876
4	CDP Financial Inc.	1.309%	7/13/17	30,250	30,099
4	CDP Financial Inc.	1.288%	7/24/17	15,000	14,919
4	CDP Financial Inc.	1.196%	8/4/17	18,000	17,914
5	CPPIB Capital Inc.	0.872%	6/1/17	290,000	289,324
5	CPPIB Capital Inc.	0.877%	6/2/17	297,000	296,299
5	CPPIB Capital Inc.	0.877%	6/5/17	98,000	97,762
5	CPPIB Capital Inc.	0.867%	6/20/17	295,000	294,180
4	Ontario Teachers' Finance Trust	1.228%	5/10/17	7,500	7,481
4	Ontario Teachers' Finance Trust	1.239%	5/19/17	30,400	30,313
[3,4] Ontario Teachers' Finance Trust		1.169%	5/24/17	49,000	49,005
[3,4] Ontario Teachers' Finance Trust		1.148%	7/27/17	33,000	32,999
5	PSP Capital Inc.	0.982%	4/17/17	24,500	24,468
5	PSP Capital Inc.	0.982%	4/18/17	55,000	54,925
5	PSP Capital Inc.	0.982%	4/19/17	16,500	16,477
5	PSP Capital Inc.	1.034%	5/5/17	39,000	38,923
5	PSP Capital Inc.	1.034%	5/9/17	24,250	24,200
5	PSP Capital Inc.	1.034%	5/23/17	50,000	49,877
5	PSP Capital Inc.	1.024%	5/24/17	44,500	44,389
5	PSP Capital Inc.	1.024%	5/25/17	36,000	35,910
5	PSP Capital Inc.	1.024%	5/30/17	32,000	31,915
5	PSP Capital Inc.	1.014%	6/1/17	18,125	18,076
5	PSP Capital Inc.	0.963%	6/23/17	15,750	15,700
5	PSP Capital Inc.	0.953%	6/28/17	15,000	14,949
5	PSP Capital Inc.	0.943%	6/30/17	23,250	23,173
					1,687,076
Foreign Industrial (1.7%)
4	BASF SE	0.570%	3/1/17	54,250	54,249
4	BASF SE	0.600%	3/6/17	100,000	99,990
	Nestle Finance International Ltd.	0.893%	6/22/17	122,750	122,399
	Nestle Finance International Ltd.	0.863%	6/29/17	98,000	97,725
4	Total Capital Canada Ltd.	0.952%	4/11/17	185,000	184,767
4	Total Capital Canada Ltd.	0.942%–0.952%	4/18/17	259,500	259,168
	Toyota Credit Canada Inc.	0.882%	3/20/17	16,750	16,742
	Toyota Credit Canada Inc.	1.187%	8/14/17	14,750	14,669
					849,709
Industrial (6.3%)
4	Colgate-Palmolive Co.	0.550%	3/1/17	21,250	21,250
	GE Capital Treasury Services US LLC	0.903%	6/26/17	74,250	73,981
	General Electric Co.	0.550%	3/1/17	250,000	249,995
	General Electric Co.	0.550%	3/2/17	250,000	249,992
	General Electric Co.	0.550%	3/6/17	800,000	799,920

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
General Electric Co.	0.550%	3/7/17	32,000	31,996
4 John Deere Capital Corp.	0.630%	3/2/17	75,000	74,998
4 Merck & Co. Inc.	0.560%	3/2/17	100,000	99,997
4 Merck & Co. Inc.	0.560%	3/6/17	65,000	64,994
4 Merck & Co. Inc.	0.570%	3/7/17	23,750	23,747
4 Microsoft Corp.	0.852%	3/6/17	279,250	279,214
4 Microsoft Corp.	0.872%–0.882%	3/13/17	450,000	449,851
4 Novartis Finance Corp.	0.600%	3/1/17	79,250	79,248
4 Novartis Finance Corp.	0.620%	3/2/17	16,600	16,600
4 Pfizer Inc.	0.550%	3/7/17	28,750	28,747
4 Wal-Mart Stores, Inc.	0.550%	3/1/17	465,000	464,991
4 Wal-Mart Stores, Inc.	0.550%–0.560%	3/6/17	66,000	65,993
				3,075,514
Total Commercial Paper (Cost $12,905,211)				12,906,444
Certificates of Deposit (40.0%)
Domestic Banks (5.2%)
Citibank NA	1.060%	3/17/17	48,000	48,006
3 HSBC Bank USA NA	1.377%	3/6/17	146,250	146,256
3 HSBC Bank USA NA	1.390%	4/3/17	107,000	107,027
3 HSBC Bank USA NA	1.379%	4/19/17	99,000	99,035
3 HSBC Bank USA NA	1.390%	5/3/17	123,000	123,056
3 HSBC Bank USA NA	1.387%	5/4/17	52,250	52,274
3 HSBC Bank USA NA	1.247%	6/5/17	78,250	78,275
3 HSBC Bank USA NA	1.160%	9/1/17	189,000	189,004
3 JPMorgan Chase Bank NA	1.329%	4/21/17	19,500	19,499
3 JPMorgan Chase Bank NA	1.329%	5/2/17	27,500	27,499
3 State Street Bank & Trust Co.	1.178%	5/25/17	490,000	490,020
3 Wells Fargo Bank NA	1.327%	3/22/17	450,000	450,058
3 Wells Fargo Bank NA	1.248%	4/25/17	275,000	275,060
3 Wells Fargo Bank NA	1.251%	5/2/17	125,000	125,024
3 Wells Fargo Bank NA	1.240%	5/4/17	70,000	70,013
3 Wells Fargo Bank NA	1.180%	6/1/17	125,000	125,014
3 Wells Fargo Bank NA	1.159%	7/24/17	118,000	117,989
				2,543,109
Yankee Certificates of Deposit (34.8%)
Bank of Montreal (Chicago Branch)	0.670%	3/2/17	150,000	150,000
3 Bank of Montreal (Chicago Branch)	1.366%	3/7/17	188,500	188,509
Bank of Montreal (Chicago Branch)	1.080%	3/16/17	200,000	200,024
3 Bank of Montreal (Chicago Branch)	1.166%	6/7/17	379,000	379,019
3 Bank of Montreal (Chicago Branch)	1.162%	7/10/17	150,000	149,994
3 Bank of Montreal (Chicago Branch)	1.159%	7/18/17	75,000	75,002
3 Bank of Montreal (Chicago Branch)	0.971%	9/1/17	121,000	121,000
3 Bank of Nova Scotia (Houston Branch)	1.400%	3/3/17	125,000	125,003
3 Bank of Nova Scotia (Houston Branch)	1.387%	3/6/17	150,000	150,006
3 Bank of Nova Scotia (Houston Branch)	1.341%	3/14/17	150,000	150,012
3 Bank of Nova Scotia (Houston Branch)	1.307%	4/4/17	300,000	300,048
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.120%	5/17/17	250,000	250,085
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.140%	5/18/17	150,000	150,058

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.140%	6/1/17	300,000	300,093
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.140%	6/19/17	150,000	150,035
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.140%	6/28/17	70,000	70,011
BNP Paribas SA (New York Branch)	0.690%	3/2/17	912,000	912,000
BNP Paribas SA (New York Branch)	0.670%	3/7/17	30,000	30,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.650%	3/3/17	300,000	300,000
3 Canadian Imperial Bank of Commerce (New
York Branch)	1.341%	3/14/17	75,000	75,012
3 Canadian Imperial Bank of Commerce (New
York Branch)	1.267%	4/4/17	300,000	300,099
3 Canadian Imperial Bank of Commerce (New
York Branch)	1.170%	5/3/17	45,000	45,018
3 Canadian Imperial Bank of Commerce (New
York Branch)	1.141%	5/30/17	200,000	200,094
Credit Industriel et Commercial (New York
Branch)	0.690%	3/2/17	717,000	717,000
Credit Industriel et Commercial (New York
Branch)	0.670%	3/3/17	180,000	180,000
Credit Suisse AG (New York Branch)	1.150%	3/17/17	66,000	66,011
Credit Suisse AG (New York Branch)	1.150%	3/20/17	134,000	134,024
DNB Bank ASA (New York Branch)	0.660%	3/3/17	320,000	320,000
DNB Bank ASA (New York Branch)	0.650%	3/7/17	89,000	89,000
DNB Bank ASA (New York Branch)	1.060%	5/22/17	400,000	400,076
DNB Bank ASA (New York Branch)	1.050%	6/2/17	200,000	200,012
KBC Bank NV (New York Branch)	0.680%	3/1/17	835,000	835,000
KBC Bank NV (New York Branch)	0.680%	3/7/17	100,000	100,000
Natixis (New York Branch)	0.690%	3/1/17	75,000	75,000
Natixis (New York Branch)	0.680%	3/2/17	784,000	784,000
Nordea Bank AB (New York Branch)	0.660%	3/3/17	245,000	245,000
3 Nordea Bank AB (New York Branch)	1.325%	3/8/17	150,000	150,000
Nordea Bank AB (New York Branch)	1.000%	5/26/17	195,000	195,002
Nordea Bank AB (New York Branch)	0.985%	6/22/17	103,000	102,975
Nordea Bank AB (New York Branch)	1.200%	7/24/17	71,000	71,009
3 Nordea Bank Finland plc (New York Branch)	1.330%	3/1/17	250,000	250,000
3 Royal Bank of Canada (New York Branch)	1.310%	4/3/17	250,000	250,045
3 Royal Bank of Canada (New York Branch)	1.151%	6/12/17	200,000	200,018
3 Royal Bank of Canada (New York Branch)	1.159%	7/24/17	300,000	299,973
3 Royal Bank of Canada (New York Branch)	1.217%	8/4/17	200,000	200,046
Skandinaviska Enskilda Banken (New York
Branch)	0.650%	3/2/17	596,000	596,000
Skandinaviska Enskilda Banken AB (New York
Branch)	0.650%	3/3/17	525,000	525,000
Societe Generale (New York Branch)	0.640%	3/3/17	92,000	92,000
Sumitomo Mitsui Banking Corp. (New York
Branch)	1.100%	4/4/17	125,000	125,034
Sumitomo Mitsui Banking Corp. (New York
Branch)	1.100%	4/5/17	125,000	125,035
Sumitomo Mitsui Banking Corp. (New York
Branch)	1.100%	4/18/17	175,000	175,049
Svenska HandelsBanken AB (New York Branch)	0.980%	3/2/17	100,000	100,001

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Svenska HandelsBanken AB (New York Branch)	1.331%	3/14/17	100,000	100,013
3	Svenska HandelsBanken AB (New York Branch)	1.199%	5/2/17	145,000	145,045
3	Svenska HandelsBanken AB (New York Branch)	1.317%	5/4/17	200,000	200,104
3	Svenska HandelsBanken AB (New York Branch)	1.248%	5/26/17	125,000	125,060
	Svenska HandelsBanken AB (New York Branch)	1.210%	7/26/17	350,000	350,045
	Swedbank AB (New York Branch)	0.670%	3/3/17	1,040,000	1,040,000
3	Swedbank AB (New York Branch)	1.117%	5/22/17	250,000	250,005
	Toronto Dominion Bank (New York Branch)	0.930%	3/2/17	200,000	200,002
	Toronto Dominion Bank (New York Branch)	1.080%	3/15/17	170,000	170,019
3	Toronto Dominion Bank (New York Branch)	1.409%	3/21/17	175,000	175,031
3	Toronto Dominion Bank (New York Branch)	1.145%	6/8/17	200,000	200,000
	Toronto Dominion Bank (New York Branch)	1.170%	8/22/17	170,000	169,930
	Toronto Dominion Bank (New York Branch)	1.160%	8/23/17	200,000	199,908
3	Toronto Dominion Bank (New York Branch)	1.239%	9/5/17	250,000	250,085
3	Toronto Dominion Bank (New York Branch)	1.220%	11/1/17	150,000	150,005
3	Toronto Dominion Bank (New York Branch)	1.219%	11/2/17	50,000	50,002
	UBS AG (Stamford Branch)	1.000%	6/1/17	495,000	494,980
	Westpac Banking Corp. (New York Branch)	1.190%	7/31/17	55,000	55,001
3	Westpac Banking Corp. (New York Branch)	1.461%	9/28/17	68,500	68,632
3	Westpac Banking Corp. (New York Branch)	1.461%	9/29/17	198,000	198,384
					16,965,683
Total Certificates of Deposit (Cost $19,506,745)					19,508,792
Other Notes (0.7%)
	Bank of America NA	0.890%	3/1/17	78,250	78,250
	Bank of America NA	1.060%	5/12/17	103,600	103,623
	Bank of America NA	1.050%	6/1/17	79,000	78,991
	Bank of America NA	1.060%	7/3/17	77,500	77,505
Total Other Notes (Cost $338,350)					338,369
Repurchase Agreements (14.7%)
	Federal Reserve Bank of New York
	(Dated 2/28/17, Repurchase Value
	$7,139,099,000, collateralized by U.S.
	Treasury Note/Bond 1.125%-6.125%,
	6/30/21-2/15/43; with a value of
	$7,139,099,000) (Cost $7,139,000)	0.500%	3/1/17	7,139,000	7,139,000
Tax-Exempt Municipal Bonds (2.6%)
6	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.650%	3/7/17	24,400	24,400
6	Arizona Health Facilities Authority Revenue
	(Catholic Healthcare West) VRDO	0.640%	3/7/17	12,000	12,000
6	Big Bear Lake CA Industrial Revenue
	(Southwest Gas Corp. Project) VRDO	0.660%	3/7/17	12,200	12,200
[5,6] BlackRock Municipal Income Trust TOB VRDO		0.750%	3/1/17	54,000	54,000
	Board of Regents of the University of Texas
	System Revenue Financing System Revenue
	VRDO	0.600%	3/7/17	28,500	28,500
	Board of Regents of the University of Texas
	System Revenue Financing System Revenue
	VRDO	0.600%	3/7/17	35,000	35,000
6	California GO VRDO	0.590%	3/7/17	6,500	6,500
6	Clackamas County OR Hospital Facility Authority
	Revenue (Legacy Health System)	0.630%	3/7/17	6,500	6,500

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
6 Clark County NV Airport Improvement Revenue
VRDO	0.660%	3/7/17	33,500	33,500
Curators of the University of Missouri System
Facilities Revenue VRDO	0.600%	3/7/17	82,285	82,285
6 Dallas TX Performing Arts Cultural Facilities
(Dallas Center Foundation) VRDO	0.650%	3/7/17	9,000	9,000
6 Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.580%	3/1/17	15,000	15,000
6 East Baton Rouge Parish LA Sales Tax Revenue
VRDO	0.680%	3/7/17	18,365	18,365
6 Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17	5,300	5,300
6 Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.630%	3/7/17	4,500	4,500
6 Greenville County SC Hospital System Revenue
VRDO	0.630%	3/7/17	8,250	8,250
6 Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.640%	3/7/17	7,500	7,500
6 Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.670%	3/7/17	12,900	12,900
6 Illinois Finance Authority Revenue (North Park
University) VRDO	0.640%	3/7/17	7,000	7,000
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.610%	3/7/17	7,000	7,000
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.600%	3/7/17	9,250	9,250
6 Jacksonville FL Capital Project Revenue VRDO	0.660%	3/7/17	13,250	13,250
6 Kentucky Higher Education Student Loan Corp.
Student Loan Revenue VRDO	0.700%	3/7/17	13,500	13,500
6 Livermore CA COP VRDO	0.620%	3/7/17	10,100	10,100
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.630%	3/7/17	10,250	10,250
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.630%	3/7/17	10,000	10,000
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.620%	3/7/17	7,000	7,000
6 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.620%	3/7/17	4,500	4,500
Maryland Economic Development Corp.
Revenue (Howard Hughes Medical Institute)
VRDO	0.630%	3/7/17	14,250	14,250
6 Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Co.) VRDO	0.640%	3/7/17	14,700	14,700
6 New Mexico Finance Authority Transportation
Revenue VRDO	0.620%	3/7/17	7,250	7,250
6 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.550%	3/7/17	83,200	83,200
6 New York City NY Housing Finance Agency
Service Contract Revenue VRDO	0.630%	3/7/17	4,600	4,600

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
6	New York City NY Transitional Finance Authority
	Future Tax Revenue VRDO	0.640%	3/7/17	96,880	96,880
6	New York State Dormitory Authority Revenue
	(City University System) VRDO	0.630%	3/7/17	64,300	64,300
	New York State Dormitory Authority Revenue
	(Columbia University) VRDO	0.600%	3/7/17	5,000	5,000
6	New York State Dormitory Authority Revenue
	(Royal Charter Properties) VRDO	0.550%	3/7/17	136,825	136,825
6	New York State Housing Finance Agency
	Housing Revenue (10 Liberty Street) VRDO	0.550%	3/7/17	83,235	83,235
6	New York State Housing Finance Agency
	Housing Revenue (625 W 57th Street) VRDO	0.610%	3/7/17	20,500	20,500
6	New York State Housing Finance Agency
	Housing Revenue (900 8th Avenue) VRDO	0.670%	3/7/17	8,000	8,000
6	New York State Housing Finance Agency
	Housing Revenue (Riverside Center 2) VRDO	0.640%	3/7/17	10,750	10,750
6	New York State Housing Finance Agency
	Revenue (Service Contract) VRDO	0.630%	3/7/17	6,840	6,840
6	Orange County CA Water District COP VRDO	0.620%	3/7/17	18,000	18,000
6	Pasadena CA COP VRDO	0.630%	3/7/17	10,700	10,700
6	Riverside CA COP VRDO	0.630%	3/7/17	34,880	34,880
6	San Francisco CA City & County International
	Airport Revenue VRDO	0.620%	3/7/17	18,000	18,000
6	San Francisco CA City & County Redevelopment
	Agency Multifamily Housing Revenue (Third &
	Mission Streets) VRDO	0.530%	3/7/17	52,150	52,150
6	Santa Clara County CA Financing Authority
	Lease Revenue (Multiple Facilities Projects)	0.630%	3/7/17	13,000	13,000
6	Southern California Public Power Authority
	Revenue (Magnolia Power Project) VRDO	0.600%	3/7/17	12,000	12,000
6	Syracuse NY Industrial Development Agency
	Civic Facility Revenue (Syracuse University
	Project) VRDO	0.610%	3/7/17	11,500	11,500
6	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Methodist
	Hospitals of Dallas)	0.640%	3/7/17	8,000	8,000
6	University of Alabama at Birmingham Hospital
	Revenue VRDO	0.670%	3/7/17	7,750	7,750
	University of Texas Permanent University Fund
	Revenue VRDO	0.590%	3/7/17	23,750	23,750
	University of Texas Permanent University Fund
	Revenue VRDO	0.590%	3/7/17	42,000	42,000
Total Tax-Exempt Municipal Bonds (Cost $1,275,610)					1,275,610
Corporate Bonds (0.2%)
3	Toyota Motor Credit Corp. (Cost $100,000)	1.373%	4/24/17	100,000	100,026
Taxable Municipal Bonds (0.7%)
[5,6] BlackRock Municipal Bond Trust TOB VRDO		0.750%	3/1/17	15,110	15,110
[5,6] BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.750%	3/1/17	9,915	9,915
[5,6] BlackRock Municipal Income Trust II TOB VRDO		0.750%	3/1/17	38,900	38,900
[5,6] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.750%	3/1/17	12,635	12,635
[5,6] BlackRock MuniHoldings Fund, Inc. TOB VRDO		0.750%	3/1/17	22,990	22,990

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[5,6] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.750%	3/1/17	25,500	25,500
[5,6] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.750%	3/1/17	10,955	10,955
[5,6] BlackRock MuniVest Fund II, Inc. TOB VRDO		0.750%	3/1/17	30,950	30,950
[5,6] BlackRock MuniVest Fund, Inc. TOB VRDO		0.750%	3/1/17	46,000	46,000
[5,6] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.750%	3/1/17	32,000	32,000
[5,6] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.750%	3/1/17	13,360	13,360
[5,6] BlackRock Strategic Municipal Trust TOB VRDO		0.750%	3/1/17	4,855	4,855
6	Illinois Finance Authority Revenue (Carle
	Foundation) VRDO	0.630%	3/7/17	7,500	7,500
5	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.740%	3/7/17	2,855	2,855
5	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.740%	3/7/17	2,800	2,800
6	New York State Housing Finance Agency
	Housing Revenue VRDO	0.660%	3/7/17	13,000	13,000
6	New York State Housing Finance Agency
	Housing Revenue VRDO	0.680%	3/7/17	37,000	37,000
5	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.740%	3/7/17	3,500	3,500
	University of Texas System Revenue Financing
	System Revenue VRDO	0.670%	3/7/17	7,000	7,000
Total Taxable Municipal Bonds (Cost $336,825)					336,825
Total Investments (100.6%) (Cost $48,990,457)					48,994,578

					Amount
Other Assets and Liabilities (-0.6%)					($000)
Other Assets
Receivables for Investment Securities Sold					1,760
Receivables for Accrued Income					13,774
Other Assets					89,007
Total Other Assets					104,541
Liabilities
Payables for Investment Securities Purchased					(373,219)
Payables for Capital Shares Redeemed					(1,419)
Payables for Distributions					(20)
Payables to Vanguard					(96)
Total Liabilities					(374,754)
Net Assets (100%)
Applicable to 487,181,404 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					48,724,365
Net Asset Value Per Share					$100.01

Market Liquidity Fund

At February 28, 2017, net assets consisted of:

Amount
($000)
Paid-in Capital	48,718,365
Undistributed Net Investment Income	11
Accumulated Net Realized Gains	1,868
Unrealized Appreciation (Depreciation)	4,121
Net Assets	48,724,365

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February 28, 2017, the aggregate value of these securities was $7,854,483,000, representing 16.1% of net assets.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $1,696,872,000, representing 3.5% of net assets.
6 Scheduled principal and interest payments are guaranteed by bank letter of credit.
COP--Certificate of Participation.
GO --General Obligation Bond.
TOB --Tender Option Bond.
VRDO --Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Interest	177,142
Total Income	177,142
Expenses
The Vanguard Group—Note B
Management and Administrative	1,172
Total Expenses	1,172
Net Investment Income	175,970
Realized Net Gain (Loss) on Investment Securities Sold	545
Change in Unrealized Appreciation (Depreciation) of Investment Securities	2,798
Net Increase (Decrease) in Net Assets Resulting from Operations	179,313

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	175,970	194,964
Realized Net Gain (Loss)	545	154
Change in Unrealized Appreciation (Depreciation)	2,798	1,323
Net Increase (Decrease) in Net Assets Resulting from Operations	179,313	196,441
Distributions
Net Investment Income	(175,961)	(194,964)
Realized Capital Gain	—	—
Total Distributions	(175,961)	(194,964)
Capital Share Transactions
Issued	290,754,710	485,052,276
Issued in Lieu of Cash Distributions	175,892	194,778
Redeemed	(285,892,791)	(488,605,121)
Net Increase (Decrease) from Capital Share Transactions	5,037,811	(3,358,067)
Total Increase (Decrease)	5,041,163	(3,356,590)
Net Assets
Beginning of Period	43,683,202	47,039,792
End of Period[1]	48,724,365	43,683,202
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $11,000 and $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2017	2016[1]	2015[1]	2014[1]	2013[1]	2012[1]
Net Asset Value, Beginning of
Period	$100.01	$100.00	$100.00	$100.00	$100.00	$100.00
Investment Operations
Net Investment Income	..373	..421	..100	..100	..100	..100
Net Realized and Unrealized Gain
(Loss) on Investments	—	..010	—	—	—	—
Total from Investment Operations	..373	..431	..100	..100	..100	..100
Distributions
Dividends from Net Investment
Income	(.373)	(.421)	(.100)	(.100)	(.100)	(.100)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.373)	(.421)	(.100)	(.100)	(.100)	(.100)
Net Asset Value, End of Period	$100.01	$100.01	$100.00	$100.00	$100.00	$100.00

Total Return	0.37%	0.43%	0.13%	0.12%	0.15%	0.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,724	$43,683	$47,040	$37,202	$28,103	$32,648
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	0.75%	0.42%	0.13%	0.12%	0.15%	0.14%
The expense ratio and net investment income ratio for the current period have been annualized.
1 Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations to enhance the stability and resilience of all money market funds, and the compliance dates for these amendments range from July 2015 to October 2016. The board of trustees, in accordance with the best interest of the shareholders, approved a number of changes in response to these amendments, and has designated the fund as an institutional money market fund. As a result, the fund is required to transact at a market-based net asset value per share (NAV) calculated to four decimal places or an equivalent value. In addition, the fund is subject to liquidity fees and redemption gates (temporary suspension of redemptions) in certain circumstances. The fund began transacting at a market-based NAV as of the close of business on August 12, 2016, and simultaneously underwent a 1-for-100 reverse share split whereby each shareholder of record received 1 share for every 100 shares held on that date.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments have been valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2013-2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund's financial statements.

Market Liquidity Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund's trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2017, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund's tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2017, the cost of investment securities for tax purposes was $48,990,457,000. Net unrealized appreciation of investment securities for tax purposes was $4,121,000 consisting of unrealized gains of $5,000,000 on securities that had risen in value since their purchase and $879,000 in unrealized losses on securities that had fallen in value since their purchase.

E.	Capital shares issued and redeemed were:

Market Liquidity Fund

	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016[1]
	Shares	Shares
	(000)	(000)
Issued	2,907,252	4,850,497
Issued in Lieu of Cash Distributions	1,759	1,948
Redeemed	(2,858,636)	(4,886,025)
Net Increase (Decrease) in Shares Outstanding	50,375	(33,580)

1. Shares adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

F. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Statement of Net Assets (unaudited)
As of February 28, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Alabama (0.8%)
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt
Refining Project) VRDO	0.660%	3/7/17 LOC	6,000	6,000
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt
Refining Project) VRDO	0.680%	3/7/17 LOC	15,000	15,000
				21,000
Arizona (1.2%)
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.650%	3/7/17 LOC	10,200	10,200
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.710%	3/7/17	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.760%	3/7/17	4,000	4,000
1 Scottsdale AZ Municipal Property Corp. Excise Tax Revenue TOB VRDO	0.740%	3/7/17	7,350	7,350
				30,540
California (1.7%)
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	0.630%	3/7/17	4,800	4,800
Los Angeles CA TRAN	3.000%	6/29/17	23,500	23,681
Los Angeles County CA TRAN	3.000%	6/30/17	15,000	15,115
				43,596
Colorado (2.4%)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.560%	3/1/17 LOC	3,765	3,765
Colorado General Fund Revenue	2.000%	6/27/17	9,000	9,042
Colorado General Fund Revenue	3.000%	6/27/17	17,000	17,129
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	0.670%	3/7/17	5,700	5,700
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.640%	3/7/17	8,300	8,300
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.640%	3/7/17	5,000	5,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.640%	3/7/17	5,975	5,975
Holland Creek CO Metropolitan District Revenue VRDO	0.650%	3/7/17 LOC	5,835	5,835
				60,746
Connecticut (0.4%)
1 Connecticut GO TOB VRDO	0.620%	3/1/17	10,700	10,700

District of Columbia (1.7%)
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.670%	3/7/17	5,935	5,935
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.670%	3/7/17	8,965	8,965
Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	0.570%	3/1/17 LOC	29,760	29,760
				44,660
Florida (3.5%)
1 Florida Education System University System Improvement Revenue TOB VRDO	0.690%	3/7/17	9,985	9,985
1 Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	0.670%	3/7/17	5,000	5,000
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.640%	3/7/17	6,300	6,300
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.670%	3/7/17 LOC	25,220	25,220
1 Jacksonville FL Special Revenue TOB VRDO	0.670%	3/7/17	3,900	3,900
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.670%	3/7/17	4,700	4,700
1 Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami) TOB VRDO	0.760%	3/7/17	11,405	11,405
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.640%	3/7/17 LOC	11,290	11,290
1 Orange County FL School Board COP TOB VRDO	0.740%	3/7/17	7,500	7,500
1 Orange County FL School Board COP TOB VRDO	0.740%	3/7/17	3,750	3,750
				89,050
Georgia (2.3%)
1 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.670%	3/7/17	8,015	8,015
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.650%	3/7/17 LOC	7,100	7,100

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	0.670%	3/7/17	11,415	11,415
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.670%	3/7/17	4,000	4,000
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.630%	3/7/17	29,250	29,250
				59,780
Illinois (8.6%)
Illinois Development Finance Authority Hospital Revenue (Evanston Northwestern Healthcare
Corp.) VRDO	0.570%	3/1/17	16,535	16,535
Illinois Educational Facilities Authority (Pooled Financing Program) CP	0.780%	4/10/17 LOC	28,954	28,954
Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	0.630%	3/7/17	23,534	23,534
Illinois Finance Authority Revenue (Bradley University) VRDO	0.640%	3/7/17 LOC	12,600	12,600
Illinois Finance Authority Revenue (Bradley University) VRDO	0.640%	3/7/17 LOC	10,000	10,000
Illinois Finance Authority Revenue (Chicago Historical Society) VRDO	0.630%	3/7/17 LOC	19,625	19,625
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.560%	3/1/17	29,325	29,325
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.560%	3/1/17	5,100	5,100
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.670%	3/7/17	5,250	5,250
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.630%	3/7/17	29,330	29,330
Illinois Toll Highway Authority Revenue VRDO	0.640%	3/7/17 LOC	18,500	18,500
Illinois Toll Highway Authority Revenue VRDO	0.650%	3/7/17	23,700	23,700
				222,453
Indiana (2.6%)
Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	0.700%	3/7/17 LOC	8,340	8,340
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.640%	3/7/17 LOC	11,420	11,420
Indiana Finance Authority Hospital Revenue (Parkview Health) VRDO	0.620%	3/7/17 LOC	11,400	11,400
Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.640%	3/7/17 LOC	21,900	21,900
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.650%	3/7/17	5,825	5,825
Indiana Health & Educational Facility Financing Authority Hospital Revenue (Indiana University
Health Obligated Group) VRDO	0.600%	3/7/17 LOC	7,000	7,000
				65,885
Kentucky (0.5%)
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group) VRDO	0.560%	3/1/17 LOC	13,965	13,965

Louisiana (0.6%)
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.560%	3/1/17	15,500	15,500

Maine (0.2%)
1 Maine Health & Higher Educational Facilities Authority Revenue (Bowdoin College) TOB VRDO	0.740%	3/7/17	5,665	5,665

Maryland (0.5%)
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System) VRDO	0.640%	3/7/17 LOC	6,800	6,800
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.760%	3/7/17	5,000	5,000
				11,800
Massachusetts (3.5%)
Massachusetts Development Finance Agency Revenue (Boston University) VRDO	0.530%	3/1/17 LOC	12,505	12,505
Massachusetts GO	2.000%	5/22/17	17,000	17,052
Massachusetts GO	2.000%	6/26/17	13,000	13,058
1 Massachusetts GO TOB VRDO	0.620%	3/1/17 LOC	23,000	23,000
Massachusetts GO VRDO	0.530%	3/1/17	23,765	23,765
				89,380
Michigan (1.2%)
Green Lake Township MI Economic Development Corp.Revenue (Interlochen Center for the Arts
Project) VRDO	0.560%	3/1/17 LOC	6,600	6,600
1 Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) TOB VRDO	0.660%	3/7/17 LOC	16,500	16,500
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.600%	3/7/17	4,200	4,200
Oakland University of Michigan Revenue VRDO	0.640%	3/7/17 LOC	2,950	2,950

30,250

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota (0.3%)
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.660%	3/7/17 LOC	6,900	6,900

Mississippi (2.9%)
Jackson County MS Pollution Control Revenue (Chevron USA Inc.) VRDO	0.570%	3/1/17	5,000	5,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.570%	3/1/17	1,400	1,400
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.570%	3/1/17	2,100	2,100
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.570%	3/1/17	31,805	31,805
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.570%	3/1/17	9,600	9,600
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.580%	3/1/17	12,075	12,075
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone (Chevron USA Inc. Project)
VRDO	0.570%	3/1/17	10,000	10,000
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)
VRDO	0.620%	3/7/17	1,725	1,725
				73,705
Missouri (1.8%)
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.560%	3/1/17	13,870	13,870
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.610%	3/7/17	8,120	8,120
St. Joseph MO Industrial Development Authority Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.570%	3/1/17 LOC	25,000	25,000
				46,990
Multiple States (4.6%)
1 Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.740%	3/7/17 LOC	32,000	32,000
1 Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	0.730%	3/7/17 LOC	15,000	15,000
1 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.740%	3/7/17 LOC	7,500	7,500
1 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.740%	3/7/17 LOC	31,500	31,500
1 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.740%	3/7/17	31,500	31,500
				117,500
Nebraska (2.6%)
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.620%	3/7/17	65,690	65,690

New Hampshire (0.2%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) VRDO	0.530%	3/1/17	5,050	5,050

New Jersey (1.5%)
Delaware River & Bay Authority New Jersey Revenue VRDO	0.630%	3/7/17 LOC	3,000	3,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.340%	3/1/17 LOC	4,635	4,635
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.600%	3/7/17 LOC	3,125	3,125
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.610%	3/7/17 LOC	7,700	7,700
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.610%	3/7/17 LOC	5,700	5,700
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.600%	3/7/17	6,000	6,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.640%	3/7/17	2,000	2,000
1 Rutgers State University New Jersey Revenue TOB VRDO	0.640%	3/7/17	1,000	1,000
Rutgers State University New Jersey Revenue VRDO	0.340%	3/1/17	2,600	2,600
Union County NJ Pollution Control Financing Authority Revenue (Exxon Project) VRDO	0.180%	3/1/17	1,600	1,600
				37,360
New Mexico (1.3%)
New Mexico Finance Authority Transportation Revenue VRDO	0.620%	3/7/17 LOC	27,200	27,200
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.640%	3/7/17	6,600	6,600
				33,800
New York (20.7%)
1 Battery Park City Authority New York Revenue TOB VRDO	0.620%	3/1/17 LOC	31,650	31,650
Geneva NY Industrial Development Agency Civic Facility Revenue (Colleges of the Seneca Project)
VRDO	0.680%	3/7/17 LOC	2,425	2,425

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.630%	3/7/17	34,000	34,000
New York City NY GO VRDO	0.570%	3/1/17 LOC	21,550	21,550
New York City NY GO VRDO	0.580%	3/1/17	4,100	4,100
New York City NY GO VRDO	0.590%	3/1/17 LOC	23,675	23,675
New York City NY GO VRDO	0.590%	3/1/17 LOC	13,100	13,100
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	0.640%	3/7/17 LOC	4,270	4,270
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	0.640%	3/7/17 LOC	14,530	14,530
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.640%	3/7/17	35,600	35,600
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West
Street) VRDO	0.640%	3/7/17 LOC	25,000	25,000
New York City NY Housing Finance Agency Revenue (211 North End Avenue) VRDO	0.640%	3/7/17 LOC	11,600	11,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.570%	3/1/17	2,000	2,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.580%	3/1/17	29,650	29,650
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.580%	3/1/17	9,125	9,125
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.580%	3/1/17	15,620	15,620
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.610%	3/1/17	11,400	11,400
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.680%	3/7/17	12,800	12,800
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.570%	3/1/17	10,000	10,000
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.580%	3/1/17	7,700	7,700
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.660%	3/7/17 LOC	19,700	19,700
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.630%	3/7/17 LOC	15,800	15,800
New York Metropolitan Transportation Authority Revenue VRDO	0.630%	3/7/17 LOC	2,100	2,100
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)
VRDO	0.640%	3/7/17 LOC	7,070	7,070
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.660%	3/7/17 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.560%	3/7/17 LOC	19,190	19,190
New York State Housing Finance Agency Revenue (Riverside Center) VRDO	0.660%	3/7/17 LOC	7,000	7,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.660%	3/7/17	10,000	10,000
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.640%	3/7/17 LOC	19,780	19,780
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.720%	3/7/17 LOC	20,000	20,000
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.720%	3/7/17 LOC	34,200	34,200
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.720%	3/7/17 LOC	24,500	24,500
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.670%	3/7/17	7,775	7,775
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.680%	3/7/17	15,190	15,190
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.650%	3/7/17 LOC	5,815	5,815
				532,915
North Carolina (1.5%)
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.690%	3/7/17 LOC	2,785	2,785
North Carolina Medical Care Commission Hospital (Moses Cone Health System) VRDO	0.640%	3/7/17	12,990	12,990
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.670%	3/7/17 LOC	17,240	17,240
Raleigh Durham NC Airport Authority Revenue VRDO	0.630%	3/7/17 LOC	5,470	5,470
				38,485
Ohio (6.9%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.590%	3/1/17 LOC	4,550	4,550
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.630%	3/7/17	4,150	4,150
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.640%	3/7/17	8,000	8,000
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.640%	3/7/17	1,650	1,650
Columbus OH GO VRDO	0.600%	3/7/17	9,735	9,735
Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program)
VRDO	0.680%	3/7/17 LOC	6,035	6,035
Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program)
VRDO	0.680%	3/7/17 LOC	15,785	15,785
Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program)
VRDO	0.680%	3/7/17 LOC	5,500	5,500
Columbus OH Sewer Revenue VRDO	0.600%	3/7/17	4,975	4,975
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.630%	3/7/17 LOC	3,100	3,100
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.630%	3/7/17 LOC	1,755	1,755
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.640%	3/7/17	11,460	11,460
1 Hamilton County OH Hospital Facilities Revenue (Cincinnati Children's Hospital Medical Center)
TOB VRDO	0.670%	3/7/17	5,625	5,625

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County OH Economic Development Revenue (Dayton Art Institute) VRDO	0.640%	3/7/17 LOC	2,900	2,900
Ohio Air Quality Development Authority Revenue (TimkenSteel Project) VRDO	0.650%	3/7/17 LOC	9,500	9,500
Ohio Common Schools GO VRDO	0.630%	3/7/17	20,125	20,125
Ohio GO VRDO	0.660%	3/7/17	19,640	19,640
Ohio GO VRDO	0.660%	3/7/17	1,575	1,575
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.580%	3/1/17	9,450	9,450
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.670%	3/7/17	10,400	10,400
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.650%	3/7/17	7,545	7,545
Ohio State University General Receipts Revenue VRDO	0.610%	3/7/17	7,000	7,000
Ohio State University General Receipts Revenue VRDO	0.610%	3/7/17	4,250	4,250
Ohio Water Development Authority Revenue (TimkenSteel Project) VRDO	0.660%	3/7/17 LOC	1,800	1,800
				176,505
Oregon (1.6%)
Oregon Facilities Authority Revenue (PeaceHealth) VRDO	0.650%	3/7/17 LOC	17,200	17,200
Oregon GO (Veterans Welfare) VRDO	0.630%	3/7/17	6,085	6,085
Oregon TAN	2.000%	6/30/17	17,500	17,575
				40,860
Pennsylvania (7.7%)
Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon
University) VRDO	0.570%	3/1/17	12,900	12,900
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	0.620%	3/1/17 LOC	29,100	29,100
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	0.620%	3/1/17 LOC	7,100	7,100
Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel
Service Inc.) VRDO	0.570%	3/1/17	14,000	14,000
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.680%	3/7/17	9,900	9,900
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.680%	3/7/17	17,900	17,900
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.680%	3/7/17	10,300	10,300
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.630%	3/7/17 LOC	37,015	37,015
Emmaus PA General Authority Revenue VRDO	0.650%	3/7/17 LOC	28,480	28,480
Haverford Township PA School District GO VRDO	0.640%	3/7/17 LOC	2,000	2,000
Montgomery County PA GO VRDO	0.560%	3/1/17	5,700	5,700
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.570%	3/1/17 LOC	6,225	6,225
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children's
Hospital of Philadelphia Project) VRDO	0.560%	3/1/17	11,700	11,700
Pittsburgh PA Water & Sewer Authority Revenue VRDO	0.640%	3/7/17 LOC	4,500	4,500
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)
VRDO	0.630%	3/7/17	2,250	2,250
				199,070
South Carolina (0.3%)
South Carolina Jobs Economic Development Authority Revenue (Heathwood Hall Episcopal
School) VRDO	0.620%	3/7/17 LOC	7,300	7,300

Tennessee (0.7%)
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.680%	3/1/17 LOC	19,225	19,225

Texas (5.6%)
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.670%	3/7/17	10,905	10,905
Gulf Coast TX Industrial Development Authority Revenue (ExxonMobil Project) VRDO	0.550%	3/1/17	7,270	7,270
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.570%	3/1/17	42,150	42,150
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.570%	3/1/17	9,335	9,335
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.570%	3/1/17	22,160	22,160
Houston TX Utility System Revenue VRDO	0.660%	3/7/17 LOC	9,650	9,650
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.670%	3/7/17	5,000	5,000

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health
Care System Project) VRDO	0.640%	3/7/17 LOC	5,750	5,750
Texas GO VRDO	0.670%	3/7/17	20,000	20,000
Texas Transportation Commission Mobility Fund GO VRDO	0.630%	3/7/17	7,000	7,000
Waco TX Education Finance Corp. Revenue (Baylor University) VRDO	0.640%	3/7/17 LOC	4,800	4,800
				144,020
Utah (2.4%)
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	0.620%	3/7/17 LOC	22,170	22,170
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.550%	3/1/17	925	925
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.560%	3/1/17	14,700	14,700
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.560%	3/1/17	10,820	10,820
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project) VRDO	0.650%	3/7/17 LOC	11,970	11,970
				60,585
Vermont (0.1%)
Vermont Housing Finance Agency Revenue VRDO	0.690%	3/7/17	3,735	3,735

Virginia (0.6%)
Hanover County VA Economic Development Authority Revenue (Bon Secours Health System Inc.)
VRDO	0.640%	3/7/17 LOC	11,600	11,600
1 University of Virginia Revenue TOB VRDO	0.670%	3/7/17	4,515	4,515
				16,115
Washington (1.5%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.620%	3/1/17	12,590	12,590
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.650%	3/7/17	19,045	19,045
1 King County WA Sewer Revenue TOB VRDO	0.670%	3/7/17	6,950	6,950
				38,585
West Virginia (0.2%)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	0.670%	3/7/17 LOC	4,995	4,995

Wisconsin (3.0%)
Madison WI Metropolitan School District Revenue	2.000%	9/7/17	15,000	15,094
Wisconsin GO (Extendible) CP	0.770%	11/10/17	30,589	30,590
1 Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB
VRDO	0.670%	3/7/17	13,500	13,500
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.580%	3/1/17 LOC	19,110	19,110
				78,294
Total Tax-Exempt Municipal Bonds (Cost $2,562,647)				2,562,654
Total Investments (99.7%) (Cost $2,562,647)				2,562,654
				Amount
Other Assets and Liabilities (0.3%)				($000)
Other Assets
Receivables for Investment Securities Sold				4,560
Receivables for Accrued Income				3,480
Other Assets				48
Total Other Assets				8,088
Liabilities
Payables to Vanguard				(11)
Total Liabilities				(11)
Net Assets (100%)

Applicable to 25,705,599 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				2,570,731
Net Asset Value Per Share				$100.01

Municipal Cash Management Fund

At February 28, 2017, net assets consisted of:

Amount
($000)
Paid-in Capital	2,570,686
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	38
Unrealized Appreciation (Depreciation)	7
Net Assets	2,570,731

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $553,925,000, representing 21.5% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).

Municipal Cash Management Fund

(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Interest	8,755
Total Income	8,755
Expenses
The Vanguard Group—Note B
Management and Administrative	132
Total Expenses	132
Net Investment Income	8,623
Realized Net Gain (Loss) on Investment Securities Sold	28
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(30)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,621

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,623	5,931
Realized Net Gain (Loss)	28	27
Change in Unrealized Appreciation (Depreciation)	(30)	37
Net Increase (Decrease) in Net Assets Resulting from Operations	8,621	5,995
Distributions
Net Investment Income	(8,623)	(5,930)
Realized Capital Gain	—	—
Total Distributions	(8,623)	(5,930)
Capital Share Transactions
Issued	1,258,712	3,836,878
Issued in Lieu of Cash Distributions	8,623	5,930
Redeemed	(1,807,042)	(3,929,111)
Net Increase (Decrease) from Capital Share Transactions	(539,707)	(86,303)
Total Increase (Decrease)	(539,709)	(86,238)
Net Assets
Beginning of Period	3,110,440	3,196,678
End of Period[1]	2,570,731	3,110,440
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2017	2016[1]	2015[1]	2014[1]	2013[1]	2012[1]
Net Asset Value, Beginning of
Period	$100.01	$100.00	$100.00	$100.00	$100.00	$100.00
Investment Operations
Net Investment Income	.323	.190	.040	.100	.100	.100
Net Realized and Unrealized Gain
(Loss) on Investments	—	.010	—	—	—	—
Total from Investment Operations	.323	.200	.040	.100	.100	.100
Distributions
Dividends from Net Investment
Income	(.323)	(.190)	(.040)	(.100)	(.100)	(.100)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.323)	(.190)	(.040)	(.100)	(.100)	(.100)
Net Asset Value, End of Period	$100.01	$100.01	$100.00	$100.00	$100.00	$100.00

Total Return	0.32%	0.20%	0.04%	0.06%	0.13%	0.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,571	$3,110	$3,197	$4,247	$3,989	$3,581
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.65%	0.19%	0.04%	0.06%	0.13%	0.13%
The expense ratio and net investment income ratio for the current period have been annualized.
1 Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations to enhance the stability and resilience of all money market funds, and the compliance dates for these amendments range from July 2015 to October 2016. The board of trustees, in accordance with the best interest of the shareholders, approved a number of changes in response to these amendments, and has designated the fund as an institutional money market fund. As a result, the fund is required to transact at a market-based net asset value per share (NAV) calculated to four decimal places or an equivalent value. In addition, the fund is subject to liquidity fees and redemption gates (temporary suspension of redemptions) in certain circumstances. The fund began transacting at a market-based NAV as of the close of business on August 12, 2016, and simultaneously underwent a 1-for-100 reverse share split whereby each shareholder of record received 1 share for every 100 shares held on that date.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments have been valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2013-2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Municipal Cash Management Fund

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund's trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2017, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund's tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2017, the cost of investment securities for tax purposes was $2,562,647,000. Net unrealized appreciation of investment securities for tax purposes was $7,000, consisting of unrealized gains of $16,000 on securities that had risen in value since their purchase and $9,000 in unrealized losses on securities that had fallen in value since their purchase.

E. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2016, such purchases and sales were $470,400,000 and $420,565,000, respectively.

Municipal Cash Management Fund

F. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016[1]
	Shares	Shares
	(000)	(000)
Issued	12,587	38,369
Issued in Lieu of Cash Distributions	86	59
Redeemed	(18,070)	(39,291)
Net Increase (Decrease) in Shares Outstanding	(5,397)	(863)

1. Shares adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

At February 28, 2017, several Vanguard funds managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had combined ownership of 61% of the fund’s net assets.

G. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid
	August 31, 2016	February 28, 2017	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,003.74	$0.02
Municipal Cash Management	$1,000.00	$1,003.23	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,024.77	$0.03
Municipal Cash Management	$1,000.00	$1,024.74	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%.
The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 195 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley John James Martha G. King John T. Marcante Chris D. McIsaac	James M. Norris Thomas M. Rampulla Glenn W. Reed Karin A. Risi

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

© 2017 The Vanguard Group, Inc.
CMT2 042017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable. Item 6: Investments. Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date: April 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date: April 17, 2017

VANGUARD CMT FUNDS

BY:	/s/ THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date: April 17, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number 33-32548, Incorporated by Reference.